TRADE PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2025
TRADE PAYABLES AND ACCRUED LIABILITIES
TRADE PAYABLES AND ACCRUED LIABILITIES

14.TRADE PAYABLES AND ACCRUED LIABILITIES

	December 31,	December 31,
	2025	2024
Trade payables and accrued trade liabilities	$54,424	$11,339
Royalties payable	26,936	3,415
Payroll related	19,527	5,547
Current portion of lease obligations (note 17)	4,173	833
Dividends payable (note 19(c))	5,102	—
Other	1,762	1,460
	$111,924	$22,594